SCHEDULE OF INVESTMENT IN LIFE INSURANCE POLICY ALLOWANCES FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Insurance [Abstract]
Balance at beginning of the year
Provision	113
Exchange adjustment	(1)
Balance at end of the year	$ 112